SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Jun. 30, 2018
Receivables
Statement Line Items [Line Items]
Classification of financial instruments	Loan and receivable
Promissory Note
Statement Line Items [Line Items]
Classification of financial instruments	Loan and receivable
Accounts payable and accrued liabilities
Statement Line Items [Line Items]
Classification of financial instruments	Other liabilities